UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds
Distressed
ADM Galleus Fund	8/1/2006	$2,500,000	$2,528,528	2.51%

Total Distressed		2,500,000	2,528,528	2.51

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	1,200,000	1,262,211	1.25

Total Equity Long/Short - High Hedge		1,200,000	1,262,211	1.25

Equity Long/Short - Opportunistic
Calypso Qualified Partners, LP	1/1/2006	1,700,000	1,793,532	1.78
Delta Fund Europe, LP	9/1/2006	5,000,000	5,068,000	5.03
Delta Institutional, LP	1/1/2006	2,200,000	2,049,378	2.04
East Side Capital, L.P.	1/1/2006	2,200,000	2,281,844	2.27
Karsch Capital II, LP	1/1/2006	1,400,000	1,487,302	1.48
Lansdowne Global Financials Fund, L.P.	1/1/2006	5,000,000	5,110,024	5.08
Visium Balanced Fund, L.P.	1/1/2006	4,600,000	4,762,512	4.73

Total Equity Long/Short - Opportunistic		22,100,000	22,552,592	22.41

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	1,800,000	1,932,180	1.93

Total Event Driven Credit		1,800,000	1,932,180	1.93

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L.P.
(formerly, Oak Hill CCF Partners, L.P.)	1/1/2006	4,700,000	4,862,898	4.83

Total Fixed Income Arbitrage		4,700,000	4,862,898	4.83

Macro
Brevan Howard L.P.	1/1/2006	5,000,000	5,142,529	5.11

Total Macro		5,000,000	5,142,529	5.11

Merger/Risk Arbitrage
Deephaven Event Fund LLC	1/1/2006	6,700,000	7,170,440	7.12

Total Merger/Risk Arbitrage		6,700,000	7,170,440	7.12

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	5,800,000	5,958,622	5.92
Highland Spectrum Fund, LP	7/1/2006	1,500,000	1,519,002	1.51

Total Mortgage Arbitrage		7,300,000	7,477,624	7.43

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Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)
Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	$4,300,000	$1,447,148	1.44%
Citadel Wellington LLC	8/1/2006	6,000,000	6,343,612	6.30
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,100,000	2,340,690	2.33
HBK Fund L.P.	1/1/2006	6,400,000	6,606,000	6.56
Polygon Global Opportunities Fund LP	1/1/2006	7,900,000	8,285,905	8.23
QVT Associates LP	9/1/2006	7,000,000	7,100,800	7.05

Total Multi-Strategy		33,700,000	32,124,155	31.91

Other Arbitrage
Laxey Investors L.P.	1/1/2006	4,200,000	4,449,130	4.42

Total Other Arbitrage		4,200,000	4,449,130	4.42

Restructurings and Value
Amber Fund, LP	7/1/2006	4,300,000	4,423,332	4.39
Icahn Partners LP	1/1/2006	1,200,000	1,386,442	1.38
One East Partners, LP	8/1/2006	2,500,000	2,543,072	2.53

Total Restructurings and Value		8,000,000	8,352,846	8.30

Statistical Arbitrage
Thales Fund, L.P.	1/1/2006	900,000	990,295	0.98

Total Statistical Arbitrage		900,000	990,295	0.98

Total Investments in Investment Funds		98,100,000	98,845,428	98.20

Short-Term Investments
State Street Euro Dollar Time Deposit 4.25% due 10/02/06		14,093,686	14,093,686	14.00

Total Short-Term Investments		14,093,686	14,093,686	14.00

Total Investments in Investment Funds and Short-Term Investments		$112,193,686	112,939,114	112.20

Liabilities, less Other Assets			(12,280,955)	(12.20)

Total Net Assets			$100,658,159	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

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Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Alternative Investment Partners Absolute Return Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2006